PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Common Stocks
Aerospace & Defense — 5.3%
Airbus SE (France)	101,658	$14,878,292
Boeing Co. (The)*	110,845	16,852,874
General Electric Co.	172,048	32,444,812
RTX Corp.	255,121	30,910,460
		95,086,438
Automobile Components — 0.7%
Aptiv PLC*	177,657	12,793,081
Automobiles — 1.7%
General Motors Co.	674,804	30,258,211
Banks — 13.0%
Bank of America Corp.	1,397,229	55,442,047
JPMorgan Chase & Co.	374,389	78,943,664
PNC Financial Services Group, Inc. (The)	278,741	51,525,274
Truist Financial Corp.	1,109,723	47,462,853
		233,373,838
Beverages — 1.3%
PepsiCo, Inc.	136,459	23,204,853
Biotechnology — 3.7%
AbbVie, Inc.	225,848	44,600,463
Amgen, Inc.	65,604	21,138,265
		65,738,728
Building Products — 1.4%
Johnson Controls International PLC	315,064	24,452,117
Capital Markets — 4.8%
Blackstone, Inc.(a)	213,483	32,690,652
Goldman Sachs Group, Inc. (The)	106,123	52,542,558
		85,233,210
Chemicals — 3.4%
DuPont de Nemours, Inc.	273,417	24,364,189
Linde PLC	77,939	37,165,991
		61,530,180
Communications Equipment — 1.8%
Cisco Systems, Inc.	618,019	32,890,971
Consumer Staples Distribution & Retail — 3.1%
Walmart, Inc.	696,426	56,236,399
Electric Utilities — 1.7%
PG&E Corp.	1,506,903	29,791,472
Entertainment — 0.6%
Walt Disney Co. (The)	107,672	10,356,970
Food Products — 0.9%
Hershey Co. (The)(a)	81,341	15,599,577
Ground Transportation — 1.2%
Union Pacific Corp.	84,922	20,931,575
Health Care Equipment & Supplies — 1.4%
GE HealthCare Technologies, Inc.	270,710	25,406,134
Health Care Providers & Services — 2.7%
Centene Corp.*	269,992	20,324,998
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Cigna Group (The)	82,544	$28,596,543
		48,921,541
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	186,129	22,102,819
Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	89,424	27,230,502
Household Durables — 1.1%
Toll Brothers, Inc.(a)	129,644	20,028,702
Household Products — 0.7%
Procter & Gamble Co. (The)	73,771	12,777,137
Insurance — 6.3%
Chubb Ltd.	169,830	48,977,274
Marsh & McLennan Cos., Inc.	126,756	28,277,996
MetLife, Inc.	431,911	35,624,019
		112,879,289
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)	76,348	12,662,316
Meta Platforms, Inc. (Class A Stock)	54,806	31,373,146
		44,035,462
Machinery — 4.2%
Fortive Corp.	215,433	17,004,127
Otis Worldwide Corp.	280,972	29,204,230
Parker-Hannifin Corp.	45,898	28,999,274
		75,207,631
Multi-Utilities — 3.7%
CenterPoint Energy, Inc.	813,746	23,940,407
NiSource, Inc.	1,194,592	41,392,613
		65,333,020
Oil, Gas & Consumable Fuels — 7.9%
Chevron Corp.(a)	249,878	36,799,533
Exxon Mobil Corp.	469,599	55,046,395
Shell PLC, ADR	259,996	17,146,736
Williams Cos., Inc. (The)	706,770	32,264,051
		141,256,715
Passenger Airlines — 1.0%
Delta Air Lines, Inc.	367,424	18,661,465
Personal Care Products — 1.0%
Unilever PLC (United Kingdom), ADR	277,885	18,051,410
Pharmaceuticals — 4.4%
AstraZeneca PLC (United Kingdom), ADR	412,876	32,167,169
Bristol-Myers Squibb Co.	486,963	25,195,466
Eli Lilly & Co.	25,081	22,220,261
		79,582,896
Residential REITs — 1.0%
Camden Property Trust	143,468	17,722,602
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	143,111	23,481,653
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Broadcom, Inc.	164,833	$28,433,692
Lam Research Corp.	18,982	15,490,831
		67,406,176
Software — 4.1%
Microsoft Corp.	71,598	30,808,619
Oracle Corp.	131,653	22,433,671
Salesforce, Inc.	74,994	20,526,608
		73,768,898
Specialized REITs — 1.6%
Gaming & Leisure Properties, Inc.	571,365	29,396,729
Specialty Retail — 1.5%
Lowe’s Cos., Inc.	96,828	26,225,864
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	89,847	20,934,351
Dell Technologies, Inc. (Class C Stock)	167,252	19,826,052
		40,760,403

Total Long-Term Investments (cost $1,045,341,706)		1,764,233,015
Short-Term Investments — 3.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	26,100,954	26,100,954
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $38,517,679; includes $38,325,081 of cash collateral for securities on loan)(b)(wb)	38,534,851	38,519,437

Total Short-Term Investments (cost $64,618,633)		64,620,391

TOTAL INVESTMENTS—102.1% (cost $1,109,960,339)		1,828,853,406

Liabilities in excess of other assets — (2.1)%		(38,200,379)

Net Assets — 100.0%		$1,790,653,027

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,243,136; cash collateral of $38,325,081 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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